Other receivables and prepayments	12 Months Ended
Dec. 31, 2012
Other receivables and prepayments [Abstract]
Other receivables and prepayments

Note 5 - Other receivables and prepayments

Other receivables and prepayments as of December 31, 2012 and 2011 consisted of the following:

	2012	2011

Value added tax and miscellaneous tax recoverable	$-	$551
Other prepayments	169	206
Other receivables and prepayments	$169	$757